SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Text block [abstract]
SHARE CAPITAL
11.	SHARE CAPITAL

(a)	Authorized capital
Unlimited common shares without par value.
Unlimited preferred shares without par value.
Share issuances for the year ended December 31, 2024:
During the year ended December 31, 2024, the Company issued 13,000,800 shares under the December Sales Agreement (as defined below) at an average price of $10.38 per share for gross proceeds of $134,948 and recognized $4,993 of share issuance costs, consisting of commission fees of $1,349 and other transaction costs of $3,644.
On May 14, 2024, the company closed an offering of 20,161,290 common shares, settled in the form of CHESS Depository Interests (“CDIs”) listed on the ASX for gross proceeds of $226,000 and recognized share issuance costs of $10,336, consisting of commission fees of $9,084 and other transaction costs of $1,252. Concurrent with and to facilitate the offering, NexGen and the Agents (as defined below) agreed to amend the December Sales Agreement by reducing the aggregate value of common shares that may be offered and sold under the ATM Program (as defined below) from up to $500 million to up to approximately $275.9 million.
During the year ended December 31, 2024, the Company issued 8,757,006 shares on the exercise of stock options for gross proceeds of $20,160 (Note 11(b)). As a result of the exercises, $10,760 was reclassified from reserves to share capital.
On May 28, 2024, the Company issued 909,090 shares relating to the establishment fee for the 2024 Debentures at a fair value of $10,235
(Note 9).
On June 10, 2024, the Company issued 215,219 shares relating to the interest payment on the 2023 Debentures at a fair value of $2,088 (Note 9).
On December 10, 2024, the Company issued 704,584 shares relating to the interest payment on the 2023 Debentures and 2024 Debentures at a fair value of $7,976 (Note 9).

Share issuances for the year ended December 31, 2023:
On January 6, 2023, NexGen established an
at-the-market
equity program (the “ATM Program”) pursuant to the terms of an equity distribution agreement dated January 6, 2023 (the “January Sales Agreement”) with Virtu ITG Canada Corp., as Canadian agent, and Virtu Americas, LLC, as U.S. agent (together, the “Agents”), which allowed it to issue up to $250 million of common shares.
On December 11, 2023, NexGen updated its ATM Program in accordance with the terms of an equity distribution agreement dated December 11, 2023 (the “December Sales Agreement”) with Virtu ITG Canada Corp., as Canadian agent, and Virtu Americas, LLC, as U.S. agent (together, the “Agents”), which allowed it to issue up to $500 million of common shares. Concurrent with entering into the December Sales Agreement, the January Sales Agreement was terminated.
Prior to the termination of the January Sales Agreement, the Company issued 24,724,125 shares under the ATM Program at an average price of $7.36 per share for gross proceeds of $182,066 and recognized $6,890 of share issuance costs, consisting of commission fees of $3,704 and other transaction costs of $3,186. The share issuance costs have been presented net within share capital. The Company did not issue shares under the December Sales Agreement during the year ended December 31, 2023.
During the year ended December 31, 2023, the Company issued 8,608,816 shares on the exercise of stock options for gross proceeds of $26,349 (Note 11(b)). As a result of the exercises, $16,288 was reclassified from reserves to share capital.
On June 9, 2023, the Company issued 46,038 shares relating to the interest payment on the 2020 Debentures at a fair value of $270 (Note 9).
On September 22, 2023, the Company issued 634,615 shares relating to payment of the establishment fee for the 2023 Debentures at a fair value of $4,443 (Note 9).
On September 28, 2023, the Company issued 8,663,461 common shares relating to the conversion of the principal of the 2020 Debentures at a fair value of $72,773. In addition, 19,522 common shares were issued relating to the accrued and unpaid interest up to the date of conversion for the 2020 Debentures at a fair value of $164 (Note 9).
On December 11, 2023, the Company issued 113,803 shares relating to the interest payment on the 2023 Debentures at a fair value of $1,064 (Note 9).

(b)	Share options
Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company.
The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
A summary of the changes in the share options is presented below:

	Options outstanding	Weighted average exercise price (C$)
At December 31, 2022	49,638,890	$ 4.07
Granted	10,849,062	8.15
Exercised	(8,608,816)	3.06
Forfeited	(313,334)	5.51
At December 31, 2023	51,565,802	$ 5.08
Granted	5,953,000	9.26
Exercised	(8,757,006)	2.30
Forfeited	(145,001)	7.06
At December 31, 2024 – Outstanding	48,616,795	$ 6.09
At December 31, 2024 – Exercisable	41,107,599	$ 5.61

The following table summarizes information about the exercisable share options outstanding as at December 31, 2024:

		Options Outstanding		Options Exercisable
Range of exercise price	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
$1.80 - $4.99	0.74	8,458,333	$ 2.64	8,458,333	$ 2.64
$5.00 - $5.99	2.11	23,641,400	5.59	23,641,400	5.59
$6.00 - $6.99	3.61	5,095,000	6.96	3,396,669	6.96
$7.00 - $7.99	4.59	1,864,062	7.51	627,864	7.52
$8.00 - $10.05	4.39	9,558,000	9.63	4,983,333	9.52
	2.57	48,616,795	$ 6.09	41,107,599	$ 5.61
The following weighted average assumptions were used for Black-Scholes valuation of the share options granted:

	For the year ended December 31,
	2024	2023
Expected stock price volatility	61.62%	61.24%
Expected life of options	5 years	5 years
Risk free interest rate	3.00%	3.67%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$5.05	$4.48
Weighted average exercise price	$9.26	$8.15
Share-based payments for options vested for the year ended December 31, 2024 amounted to $36,445 (year ended December 31, 2023 – $44,009) of which $29,534 (year ended December 31, 2023 – $37,142) was expensed to the statement of net income (loss) and comprehensive income (loss) and $6,911 (year ended December 31, 2023 - $6,867) was capitalized to exploration and evaluation assets (Note 5).